Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based compensation
Schedule of share option activities

				Weighted
		Weighted	Weighted	average
	Number of	average	average	remaining	Aggregate
	share	exercise	grant date	contractual	intrinsic
	options	price	fair value	life	value
		US$	US$	years	US$’000
At January 1, 2022	314,314	12.41	N/A	3.31	1,601
Exercised	(25,341)	2.69	N/A	N/A	N/A
Forfeited	(14,143)	19.95	N/A	N/A	N/A
At December 31, 2022	274,830	12.92	N/A	2.69	17
Vested and expected to vest at December 31, 2022	273,392	4.33	15.37	2.69	17
Exercisable to vest at December 31, 2022	274,720	4.39	15.35	2.69	17
At January 1, 2023	274,830	12.92	N/A	2.69	17
Forfeited	(780)	5.37	N/A	N/A	N/A
At December 31, 2023	274,050	12.95	N/A	1.69	16
Vested and expected to vest at December 31, 2023	272,612	4.33	15.38	1.69	16
Exercisable to vest at December 31, 2023	273,940	4.39	15.35	1.69	16
At January 1, 2024	274,050	12.95	N/A	1.69	16
Exercised	(23,545)	0.32	N/A	N/A	N/A
Forfeited	(152,650)	5.35	N/A	N/A	N/A
At December 31, 2024	97,855	27.92	N/A	0.70	22
Vested and expected to vest at December 31, 2024	85,195	3.35	16.04	0.64	22
Exercisable to vest at December 31, 2024	97,855	3.88	15.70	0.71	22

Schedule of RSUs activity

		Weighted
		average
	Number of	grant date
	RSUs	fair value
At January 1, 2022	227,577	17.65
Granted (with a vesting period of 0 to 4 years)	301,850	5.62
Vested	(414,314)	8.78
Forfeited/expired (Note (ii))	(4,650)	12.53
At December 31, 2022	110,463	18.26
Expected to vest at December 31, 2022	92,900	17.91

At January 1, 2023	110,463	18.26
Granted (with a vesting period of 0 to 4 years)	762,510	0.73
Vested	(208,558)	5.32
Forfeited/expired (Note (ii))	(3,875)	24.25
At December 31, 2023	660,540	2.07
Expected to vest at December 31, 2023	639,362	1.12

At January 1, 2024	660,540	2.07
Granted (with a vesting period of 0 to 4 years)	357,500	0.34
Vested	(914,999)	0.96
Forfeited/expired (Note (ii))	(6,207)	18.24
At December 31, 2024	96,834	5.11
Expected to vest at December 31, 2024	79,325	0.76

Note:

(i)	All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized based on the vesting schedule over the requisite service period. Total fair values and intrinsic value of RSUs vested and recognized as expenses for the years ended December 31, 2022, 2023 and 2024 were US$3,794, US$1,082 and US$732 respectively.
(ii)	Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates. Based upon iClick Cayman’s expected forfeitures for RSUs granted, the directors of iClick Cayman estimated that its future forfeiture rate would be 1% for employees and 0% for non-employees in 2022, 2023 and 2024, respectively.

Schedule of compensation costs recognized

	For the years ended December 31,
	2022	2023	2024
Cost of revenues	18	7	—
Research and development	337	148	371
Sales and marketing	1,743	612	52
General and administrative	1,696	315	309
Total	3,794	1,082	732